Registration No. 2-76547

File No. 811-03420

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 56	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 57	☒

Oppenheimer Integrity Funds

(Exact Name of Registrant as Specified in Charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of Principal Executive Offices) (Zip Code)

(303) 768-3200

Registrant’s Telephone Number, including Area Code:

Arthur S. Gabinet, Esq.

OppenheimerFunds, Inc.

Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on _____________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on ______________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on _______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 16h day of May, 2012.

Oppenheimer Integrity Funds, on behalf of Oppenheimer Core Bond Fund
By:	William F. Glavin, Jr.*
William F. Glavin, Jr., President Principal Executive Officer and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

William L. Armstrong*	Chairman of the	May 16, 2012
William L. Armstrong	Board of Trustees

William F. Glavin, Jr.*	President, Principal	May 16, 2012
William F. Glavin, Jr.	Executive Officer and Trustee

Brian W. Wixted*	Treasurer, Principal	May 16, 2012
Brian W. Wixted	Financial & Accounting Officer

Edward L. Cameron*	Trustee	May 16, 2012
Edward L. Cameron

Jon S. Fossel*	Trustee	May 16, 2012
Jon S. Fossel

Sam Freedman*	Trustee	May 16, 2012
Sam Freedman

Richard F. Grabish*	Trustee	May 16, 2012
Richard F. Grabish

Victoria J. Herget*	Trustee	May 16, 2012
Victoria J. Herget

Beverly L. Hamilton*	Trustee	May 16, 2012
Beverly L. Hamilton

Robert J. Malone*	Trustee	May 16, 2012
Robert J. Malone

F. William Marshall, Jr.*	Trustee	May 16, 2012
F. William Marshall, Jr.

Karen L. Stuckey*	Trustee	May 16, 2012
Karen L. Stuckey

James D. Vaughn*	Trustee	May 16, 2012
James D. Vaughn

*By:	/s/ Mitchell J. Lindauer
Mitchell J. Lindauer, Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Description
Ex-101.INS	XBRL Instance Document
Ex-101.SCH	XBRL Taxonomy Extension Schema Document
Ex-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
Ex-101.DEF	XBRL Taxonomy Extension Definition Linkbase
Ex-101.LAB	XBRL Taxonomy Extension Labels Linkbase
Ex-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document